Investments - Investments in Group companies (Detail) - Rio Tinto plc [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Investments In Subsidiaries Joint Ventures And Associates [Abstract]
Investments in Group companies, beginning balance	$ 36,050	$ 36,180
Additions	45	58
Disposals		(160)
Other adjustments	(2)	(28)
Investments in Group companies, ending balance	$ 36,093	$ 36,050